Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
6. Accounts Receivable, Net
The following is a summary of accounts receivable as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable, net:
Accounts receivable	258,156	419,779
Allowance for expected credit losses:
Balance at the beginning of the year	(14,329)	(9,817)
Additional provision charged to expenses	667	(6,675)
Write-off	3,845	1,852
Balance at the end of the year	(9,817)	(14,640)

	248,339	405,139